Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Cash and Cash Equivalent	$ 864	$ 1,154
EBP, Investment, Fair Value	939,010	840,969
EBP, Investment Income, Receivable	19	16
EBP, Investment Sale, Receivable	312	421
EBP, Note Receivable from Participant	7,569	7,375
EBP, Employer Contribution, Receivable	17,029	16,165
EBP, Receivable	24,929	23,977
EBP, Asset	964,803	866,100
EBP, Accrued Expense	23	33
EBP, Liability for Investment Purchase	844	1,224
EBP, Liability	867	1,257
EBP, Net Asset Available for Benefit	963,936	864,843
Common Collective Trust
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	452,125	387,620
EBP, Employer, Common Stock Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	40,520	38,128
Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	$ 446,365	$ 415,221